Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Asset
Schedule of intangible asset

Total
RMB
Balance as of January 1, 2019	2,579,338
Amortization	(619,733)
Foreign currency translation difference	34,687
Balance as of December 31, 2019	1,994,292
Amortization	(623,524)
Foreign currency translation difference	(94,017)
Balance as of December 31, 2020	1,276,751

Schedule of estimated annual amortization expense

	Amortization
	RMB	US$
2021	586,919	89,949
2022	586,919	89,949
2023	102,913	15,773